PGIM Core Conservative Bond Fund Expense Example - PGIM Core Conservative Bond Fund - R6	Jul. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 19
Expense Example, with Redemption, 3 Years	138
Expense Example, with Redemption, 5 Years	267
Expense Example, with Redemption, 10 Years	$ 643